Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2020
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2020